Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,701,080
Previously Paid Amount	0.00
Total Fee Amount	1,339.72
Total Offset Amount	0.00
Net Fee	1,339.72
Narrative - Max Aggregate Offering Price	$ 9,701,080
Final Prospectus	true